Leases - Lessor: Investment in Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Property Subject to or Available for Operating Lease [Line Items]
Right-of-use-asset (operating leases)	¥ 292,019	¥ 270,160
Allowance for doubtful receivables on operating leases	(309)	0
Investment in Operating Leases	1,408,189	1,400,001
Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	2,006,993	1,931,309
Accumulated depreciation	(741,022)	(678,245)
Net	1,265,971	1,253,064
Right-of-use-asset (operating leases)	114,268	121,553
Accrued rental receivables	28,259	25,384
Investment in Operating Leases	1,408,189	1,400,001
Transportation equipment | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,364,559	1,305,908
Measuring and information-related equipment | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	307,010	287,301
Real Estate Asset | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	291,917	305,981
Other | Investment in Operating Leases
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 43,507	¥ 32,119